SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Allowance for doubtful accounts:
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 20,282	$ 19,708		$ 21,268
Charged to Expense	34,144	28,164		19,667
Translation Adjustments	28	68		(695)
Deductions	(29,341)	(27,658)	[1]	(20,532)	[1]
Balance at end of period	25,113	20,282		19,708
Tax valuation allowances:
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	186,710	185,807		167,812
Charged to Expense	35,805	(2,528)		27,473
Translation Adjustments	3,930	3,431		(9,478)
Deductions	0	0		0
Balance at end of period	$ 226,445	$ 186,710		$ 185,807

[1]	Amounts written off, net of recoveries.